Note 5 - Loans and Leases - Schedule of Loans Acquired in Acquisition (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Benchmark Bancorp, Inc. [Member] | Nonperforming Financial Instruments [Member]
Contractual principal receivable, beginning balance	$ 1,588	$ 1,588
Contractual principal receivable, change due to payments received		(1,072)
Contractual principal receivable, ending balance	1,588	516	$ 1,588
Accretable difference, beginning balance	(674)	(674)
Accretable difference, change due to payments received		421
Accretable difference, ending balance	(674)	(253)	(674)
Carrying amount, beginning balance	914	914
Carrying amount, change due to payments received		(651)
Carrying amount, ending balance	914	263	914
Benchmark Bancorp, Inc. [Member] | Performing Financial Instruments [Member]
Contractual principal receivable, beginning balance	96,914	89,151
Contractual principal receivable, change due to payments received	(7,763)	(14,314)
Contractual principal receivable, ending balance	89,151	74,837	89,151
Accretable difference, beginning balance	(2,273)	(2,066)
Accretable difference, change due to payments received	207	513
Accretable difference, ending balance	(2,066)	(1,553)	(2,066)
Carrying amount, beginning balance	94,641	87,085
Carrying amount, change due to payments received	(7,556)	(13,801)
Carrying amount, ending balance	87,085	73,284	87,085
Ohio State Bancshares Inc [Member] | Nonperforming Financial Instruments [Member]
Contractual principal receivable, beginning balance		496	1,520
Contractual principal receivable, change due to payments received		(232)	(465)
Contractual principal receivable, ending balance	496	196	496
Contractual principal receivable, change due to loan charge-offs		(68)
Accretable difference, beginning balance		(232)	(896)
Accretable difference, change due to payments received		(31)	176
Accretable difference, ending balance	(232)	(163)	(232)
Accretable difference, change due to loan charge-offs		100
Carrying amount, beginning balance		264	624
Carrying amount, change due to payments received		(263)	(289)
Carrying amount, ending balance	264	33	264
Carrying amount, change due to loan charge-offs		32
Ohio State Bancshares Inc [Member] | Performing Financial Instruments [Member]
Contractual principal receivable, beginning balance		25,509	34,416
Contractual principal receivable, change due to payments received		(6,466)	(8,907)
Contractual principal receivable, ending balance	25,509	19,043	25,509
Accretable difference, beginning balance		(929)	(1,476)
Accretable difference, change due to payments received		271	547
Accretable difference, ending balance	(929)	(658)	(929)
Carrying amount, beginning balance		24,580	32,940
Carrying amount, change due to payments received		(6,195)	(8,360)
Carrying amount, ending balance	$ 24,580	$ 18,385	$ 24,580